Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes		€ 2,937.0	€ 2,389.4	[1],[2]	€ 1,792.2	[1],[2]
Income tax provision based on ASML's domestic rate		(734.3)	(597.4)	[2]	(448.1)	[2]
Effects of tax rates in foreign jurisdictions		15.4	21.0	[2]	(2.7)	[2]
Adjustments in respect of tax exempt income		6.2	24.0	[2]	31.3	[2]
Adjustments in respect of tax incentives		311.8	263.1	[2]	188.6	[2]
Adjustments in respect of prior years' current taxes		(1.2)	(38.3)	[2]	(4.7)	[2]
Adjustments in respect of prior years' deferred taxes		3.3	40.9	[2]	(6.6)	[2]
Movements in the liability for unrecognized tax benefits		(57.2)	(17.4)	[2]	4.0	[2]
Tax effects in respect of acquisition related items		115.3	0.0	[2]	8.8	[2]
Other credits and non-taxable items		(10.9)	(1.9)	[2]	(5.0)	[2]
Provision for income taxes		€ (351.6)	€ (306.0)	[1],[2]	€ (234.4)	[1],[2]
Income before income taxes (in percentage)	[3]	100.00%	100.00%		100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	[3]	25.00%	25.00%		25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	[3]	(0.50%)	(0.90%)		0.20%
Adjustments in respect of tax exempt income (in percentage)	[3]	(0.20%)	(1.00%)		(1.70%)
Adjustments in respect of tax incentives (in percentage)	[3]	(10.60%)	(11.00%)		(10.50%)
Adjustments in respect of prior years' current taxes (in percentage)	[3]	0.00%	1.60%		0.30%
Adjustments in respect of prior years' deferred taxes (in percentage)	[3]	(0.10%)	(1.70%)		0.40%
Movements in the liability for unrecognized tax benefits (in percentage)	[3]	1.90%	0.70%		(0.20%)
Tax effects in respect of Cymer acquisition related items (in percentage)	[3]	(3.90%)	0.00%		(0.50%)
Other credits and non-taxable items (in percentage)	[3]	0.40%	0.10%		0.30%
Provision for income taxes (in percentage)	[3]	12.00%	12.80%		13.10%

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	2.As a percentage of income before income taxes.